Financial Risk Management (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Period	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange profit or loss | $	$ 185	$ 22	$ 51
NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk rate | Period	0.05